Contract Liabilities (Details)	12 Months Ended
Dec. 31, 2025 CNY (¥)
Contract Liabilities [Line Items]
Revenue recognized contract liability	¥ 39,568,833
Deferred revenues	10,132,998
Deferred revenue recognized	¥ 5,166,032
Minimum [Member]
Contract Liabilities [Line Items]
Number of years expected to be recognized	2 years
Maximum [Member]
Contract Liabilities [Line Items]
Number of years expected to be recognized	10 years
Upfront Franchise Fees [Member]
Contract Liabilities [Line Items]
Deferred revenues	¥ 15,299,030